Quarterly Report
December 31, 2023
MFS®  Mid Cap Value Fund
MDV-Q1

Portfolio of Investments
12/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace & Defense – 3.8%
Howmet Aerospace, Inc.	3,104,789	$168,031,181
KBR, Inc.	2,628,238	145,630,667
L3Harris Technologies, Inc.	569,243	119,893,961
Leidos Holdings, Inc.	1,710,629	185,158,483
		$618,714,292
Airlines – 0.8%
Alaska Air Group, Inc. (a)	1,250,393	$48,852,855
Delta Air Lines, Inc.	2,197,423	88,402,327
		$137,255,182
Apparel Manufacturers – 1.9%
PVH Corp.	1,115,589	$136,235,729
Skechers USA, Inc., “A” (a)	2,070,639	129,083,635
VF Corp.	2,409,840	45,304,992
		$310,624,356
Automotive – 1.7%
Aptiv PLC (a)	992,662	$89,061,634
LKQ Corp.	3,911,087	186,910,848
		$275,972,482
Biotechnology – 0.5%
Biogen, Inc. (a)	338,002	$87,464,778
Brokerage & Asset Managers – 2.9%
Cboe Global Markets, Inc.	410,225	$73,249,776
Evercore Partners, Inc.	820,073	140,273,487
Raymond James Financial, Inc.	1,538,663	171,560,924
TPG, Inc.	2,125,186	91,744,280
		$476,828,467
Business Services – 1.0%
Global Payments, Inc.	697,234	$88,548,718
TransUnion	1,112,109	76,413,009
		$164,961,727
Chemicals – 1.0%
Eastman Chemical Co.	1,753,735	$157,520,478
Computer Software – 0.9%
Check Point Software Technologies Ltd. (a)	446,772	$68,262,294
Dun & Bradstreet Holdings, Inc.	6,780,040	79,326,468
		$147,588,762
Computer Software - Systems – 1.3%
Seagate Technology Holdings PLC	977,213	$83,424,674
Zebra Technologies Corp., “A” (a)	445,350	121,727,515
		$205,152,189
Construction – 5.4%
Allegion PLC	742,257	$94,036,539
Essex Property Trust, Inc., REIT	456,929	113,290,976
Fortune Brands Innovations, Inc.	164,150	12,498,381
Masco Corp.	1,996,220	133,706,816
Mid-America Apartment Communities, Inc., REIT	629,306	84,616,485

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Stanley Black & Decker, Inc.	963,822	$94,550,938
Toll Brothers, Inc.	2,055,662	211,301,497
Vulcan Materials Co.	540,150	122,619,452
		$866,621,084
Consumer Products – 1.6%
International Flavors & Fragrances, Inc.	1,233,002	$99,836,172
Kenvue, Inc.	4,810,470	103,569,419
Newell Brands, Inc.	6,839,868	59,370,054
		$262,775,645
Consumer Services – 0.3%
Avis Budget Group, Inc.	253,325	$44,904,389
Containers – 2.9%
Avery Dennison Corp.	548,130	$110,809,961
Crown Holdings, Inc.	1,189,470	109,538,292
Graphic Packaging Holding Co.	5,938,072	146,373,475
WestRock Co.	2,415,374	100,286,328
		$467,008,056
Electrical Equipment – 3.0%
Berry Global, Inc.	2,081,091	$140,244,722
Johnson Controls International PLC	2,587,737	149,157,161
Sensata Technologies Holding PLC	2,132,380	80,113,517
TE Connectivity Ltd.	818,895	115,054,747
		$484,570,147
Electronics – 4.0%
Corning, Inc.	2,941,080	$89,555,886
Flex Ltd. (a)	5,295,241	161,293,041
Marvell Technology, Inc.	2,019,755	121,811,424
NXP Semiconductors N.V.	678,798	155,906,325
ON Semiconductor Corp. (a)	1,321,834	110,412,794
		$638,979,470
Energy - Independent – 4.0%
Chesapeake Energy Corp.	1,542,409	$118,672,949
Diamondback Energy, Inc.	1,107,105	171,689,844
Hess Corp.	432,533	62,353,957
Permian Resources Corp.	4,731,194	64,344,238
Pioneer Natural Resources Co.	493,639	111,009,538
Valero Energy Corp.	894,621	116,300,730
		$644,371,256
Energy - Renewables – 0.7%
AES Corp.	5,817,880	$111,994,190
Engineering - Construction – 1.3%
Jacobs Solutions, Inc.	735,740	$95,499,052
Quanta Services, Inc.	541,462	116,847,500
		$212,346,552
Food & Beverages – 2.1%
Coca-Cola Europacific Partners PLC	1,715,425	$114,487,465
General Mills, Inc.	1,100,309	71,674,128
Ingredion, Inc.	1,394,821	151,379,923
		$337,541,516

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	3,865,549	$88,907,627
Gaming & Lodging – 1.2%
Hyatt Hotels Corp.	765,885	$99,879,063
International Game Technology PLC	3,360,578	92,113,443
		$191,992,506
General Merchandise – 0.6%
Dollar General Corp.	672,037	$91,363,430
Insurance – 8.6%
American International Group, Inc.	1,770,940	$119,981,185
Arthur J. Gallagher & Co.	763,348	171,661,698
Assurant, Inc.	863,344	145,464,831
Corebridge Financial, Inc.	4,644,634	100,602,773
Equitable Holdings, Inc.	5,081,712	169,221,010
Everest Group Ltd.	273,142	96,577,548
Hanover Insurance Group, Inc.	647,245	78,588,488
Hartford Financial Services Group, Inc.	2,809,516	225,828,896
Voya Financial, Inc.	1,789,641	130,572,207
Willis Towers Watson PLC	610,861	147,339,673
		$1,385,838,309
Leisure & Toys – 2.0%
Brunswick Corp.	1,411,834	$136,594,939
Electronic Arts, Inc.	649,336	88,835,658
Mattel, Inc. (a)	4,923,428	92,954,321
		$318,384,918
Machinery & Tools – 5.7%
AGCO Corp.	618,076	$75,040,607
Eaton Corp. PLC	567,074	136,562,761
Ingersoll Rand, Inc.	1,727,073	133,571,826
ITT, Inc.	1,078,994	128,745,564
PACCAR, Inc.	1,255,488	122,598,403
Regal Rexnord Corp.	870,516	128,853,778
Wabtec Corp.	1,501,772	190,574,867
		$915,947,806
Major Banks – 0.7%
Regions Financial Corp.	6,195,175	$120,062,491
Medical & Health Technology & Services – 3.3%
Cencora, Inc.	939,029	$192,857,776
ICON PLC (a)	389,409	110,230,006
Laboratory Corp. of America Holdings	371,881	84,524,832
Universal Health Services, Inc.	985,634	150,250,047
		$537,862,661
Medical Equipment – 3.0%
Agilent Technologies, Inc.	813,163	$113,054,052
Maravai Lifesciences Holdings, Inc., “A” (a)	1,663,874	10,898,375
Revvity, Inc.	593,198	64,842,473
STERIS PLC	497,199	109,309,200
Teleflex, Inc.	334,440	83,389,270
Zimmer Biomet Holdings, Inc.	789,675	96,103,447
		$477,596,817

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.5%
Atmos Energy Corp.	735,176	$85,206,898
Natural Gas - Pipeline – 1.5%
Plains GP Holdings LP	6,754,362	$107,732,074
Targa Resources Corp.	1,550,145	134,661,096
		$242,393,170
Network & Telecom – 0.8%
Motorola Solutions, Inc.	406,184	$127,172,149
Oil Services – 0.9%
Halliburton Co.	2,416,455	$87,354,848
TechnipFMC PLC	3,036,200	61,149,068
		$148,503,916
Other Banks & Diversified Financials – 5.0%
Columbia Banking System, Inc.	3,466,679	$92,490,996
Discover Financial Services	835,006	93,854,674
East West Bancorp, Inc.	1,691,696	121,717,527
M&T Bank Corp.	1,062,883	145,700,002
Northern Trust Corp.	1,745,649	147,297,863
Prosperity Bancshares, Inc.	1,161,946	78,698,602
SLM Corp.	6,329,273	121,015,700
		$800,775,364
Pharmaceuticals – 0.3%
Organon & Co.	3,040,227	$43,840,073
Pollution Control – 1.3%
GFL Environmental, Inc.	2,916,267	$100,640,374
Republic Services, Inc.	624,107	102,921,485
		$203,561,859
Railroad & Shipping – 0.6%
Norfolk Southern Corp.	401,236	$94,844,166
Real Estate – 6.0%
Brixmor Property Group, Inc., REIT	5,240,777	$121,952,881
Extra Space Storage, Inc., REIT	1,120,558	179,659,064
Host Hotels & Resorts, Inc., REIT	5,000,266	97,355,179
Jones Lang LaSalle, Inc. (a)	464,744	87,776,199
STAG Industrial, Inc., REIT	2,267,887	89,037,244
Sun Communities, Inc., REIT	881,911	117,867,405
VICI Properties, Inc., REIT	4,871,107	155,290,891
W.P. Carey, Inc., REIT	1,819,060	117,893,279
		$966,832,142
Restaurants – 1.9%
Aramark	3,855,711	$108,345,479
U.S. Foods Holding Corp. (a)	2,209,866	100,350,015
Wendy's Co.	5,451,826	106,201,571
		$314,897,065
Specialty Chemicals – 3.0%
Ashland, Inc.	1,307,973	$110,275,204
Corteva, Inc.	2,870,266	137,543,147
Dow, Inc.	1,441,199	79,035,353

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
DuPont de Nemours, Inc.	2,017,067	$155,172,964
		$482,026,668
Specialty Stores – 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	591,684	$39,441,655
Ross Stores, Inc.	837,922	115,960,026
		$155,401,681
Telecommunications - Wireless – 0.5%
Liberty Broadband Corp. (a)	951,140	$76,652,373
Trucking – 1.8%
J.B. Hunt Transport Services, Inc.	444,807	$88,845,750
Knight-Swift Transportation Holdings, Inc.	1,438,054	82,903,813
XPO Logistics, Inc. (a)	1,359,493	119,077,992
		$290,827,555
Utilities - Electric Power – 6.6%
Alliant Energy Corp.	1,500,309	$76,965,852
CenterPoint Energy, Inc.	3,634,987	103,851,579
CMS Energy Corp.	2,378,879	138,141,503
Edison International	1,272,066	90,939,998
Eversource Energy	1,269,694	78,365,514
PG&E Corp.	11,678,319	210,560,092
Pinnacle West Capital Corp.	1,503,834	108,035,434
Public Service Enterprise Group, Inc.	2,250,864	137,640,334
Sempra Energy	1,597,728	119,398,213
		$1,063,898,519
Total Common Stocks		$15,877,985,181
Preferred Stocks – 0.4%
Consumer Products – 0.4%
Henkel AG & Co. KGaA	889,796	$71,569,681
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.42% (v)	221,492,687	$221,536,985

Other Assets, Less Liabilities – (0.2)%		(39,900,274)
Net Assets – 100.0%		$16,131,191,573
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $221,536,985 and $15,949,554,862, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$15,949,554,862	$—	$—	$15,949,554,862
Mutual Funds	221,536,985	—	—	221,536,985
Total	$16,171,091,847	$—	$—	$16,171,091,847

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$276,221,838	$582,657,278	$637,299,495	$6,847	$(49,483)	$221,536,985
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,570,596	$—